Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	486,682
Proposed Maximum Offering Price per Unit	1.69
Maximum Aggregate Offering Price	$ 822,492.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 113.59
Offering Note	The securities to be registered include options and other rights to acquire shares of common stock, par value $0.001 per share (the “Common Stock”), of RenX Enterprises Corp. (the “Registrant”) issuable pursuant to the Registrant’s 2023 Incentive Compensation Plan, as amended (the “Plan”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of Common Stock which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of Common Stock outstanding. Calculated pursuant to Rule 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The maximum offering price per share is based on the average of the high and low prices of the common stock as reported on the Nasdaq Capital Market on June 23, 2026. The Registrant does not have any fee offsets to claim.